Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Computation Of Earnings Per Share

For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2013
	Earnings	$77,227	18,199	$4.24
	Dilutive stock options	-	278
	Nonvested stock awards	-	108
	Diluted earnings	$77,227	18,585	$4.16

2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62

2011
	Earnings	$85,979	20,523	$4.19
	Dilutive stock options	-	335
	Nonvested stock awards	-	87
	Diluted earnings	$85,979	20,945	$4.10

Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes

Share Price	Shares Underlying 1.875% Convertible Notes	Warrant Shares	Total Treasury Method Incremental Shares (a)	Shares Due to the Company under Notes Hedges	Incremental Shares Issued/(received) by the Company upon Conversion (b)
$80.73	66,201	-	66,201	(70,820)	(4,619)
$90.73	321,444	-	321,444	(343,871)	(22,427)
$100.73	526,008	-	526,008	(562,708)	(36,700)
$110.73	693,624	121,738	815,362	(742,018)	73,344
$120.73	833,473	322,722	1,156,195	(891,625)	264,570
$130.73	951,927	492,957	1,444,884	(1,018,343)	426,541

a) Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.